Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of estimated useful lives of intangible assets

Technology and Customer relationship	7-8 years
License, Trade names and others	10 years

Schedule of estimated useful lives

Computers and electrical equipment	3 years
Office equipment and furniture	5 years
Medical equipment	4 years
Leasehold improvements	shorter of remaining lease period or estimated useful life

Summary of movements of the allowance for doubtful accounts

For the Year
Ended December 31,
2020
RMB
Beginning balance prior to ASC 326	—
Impact of adoption	784
Beginning balance	784
Provisions	6,305
Ending balance	7,089